Income Taxes	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Income Taxes
Note 13. Income Taxes
As explained previously in these consolidated financial statements, the Company is a Mexican corporation which has numerous consolidated subsidiaries operating in different countries. Presented below is a discussion of income tax matters that relates to the Company’s consolidated operations, its Mexican operations and significant foreign operations.
i)     Consolidated income tax matters
The composition of income tax expense (benefit) for the years ended December 31, 2020, 2021 and 2022 is as follows:

	2020	2021	2022
Income Tax attributable to a continued operation
In Mexico:
Current year income tax	Ps.13,407,948	Ps.24,355,240	Ps.29,865,043
Deferred income tax	(9,334,246)	(5,079,397)	3,454,279
Foreign:
Current year income tax	11,967,527	23,397,577	17,634,494
Deferred income tax	(2,863,058)	(9,955,943)	(4,909,727)

Total Income tax	Ps.13,178,171	Ps.32,717,477	Ps.46,044,089

Income Tax attributable to a discontinued operation
Income tax discontinued operations in Mexico	—	26,294,422	—
Income tax discontinued operations Foreign (1)	2,525,783	7,144,249	1,805,500

(1)	Includes effects related to the sale of TracFone, Panama and the Claro Chile, SpA joint venture. See Note 2Ac.

Deferred tax expense (benefit) related to items recognized in OCI during the year:

	For the years ended December 31,
	2020		2021		2022
Remeasurement of defined benefit plans	Ps.	4,151,600	Ps.	(4,760,089)	Ps.	2,651,922
Equity investments at fair value		(665,814)		583,892		8,364,109
Other		(35,670)		—		(30,336)
Revaluation assets		(29,922,597)		—		—

Deferred tax benefit recognized in OCI	Ps.	(26,472,481)	Ps.	(4,176,197)	Ps.	10,985,695

In addition, deferred tax of Ps.
902,508
and Ps.
1,621,040
was transferred in 2022 and 2021, respectively, from revaluation surplus to retained earnings. This relates to the difference between the actual depreciation and equivalent depreciation based on cost.
A reconciliation of the statutory income tax rate in Mexico to the consolidated effective income tax rate recognized by the Company is as follows:

	Year ended December 31,
	2020	2021		2022
Statutory income tax rate in Mexico	30.0%	30.0%		30.0%
Impact of non-deductible and non-taxable items:
Tax inflation effects	7.9%	7.8%		7.2%
Derivatives	(0.9%)	(0.9	% )	(0.2	) %
Employee benefits	3.8%	2.6%		2.0%
Other	(3.1%)	(2.9	% )	2.2%

Effective tax rate on Mexican operations	37.7%	36.6%		41.2%
Tax recoveries in Brazil	(11.9%)	(10.6	% )	(2.2	) %
Dividends received from associates Equity	(1.2%)	(0.7)%		(0.1	) %
Foreign subsidiaries and other non-deductible items, net	0.5%	5.9%		(4.6	) %

Effective tax rate from continuing operations	25.1%	31.2%		34.3%

Effective tax rate from discontinued operations	(21.6)%	(16.4)%		(21.2	) %

An analysis of temporary differences giving rise to the net deferred tax assets is as follows:

	Consolidated statements of financial position				Consolidated statements of net income
	2021		2022		2020		2021		2022
Provisions	Ps.	18,038,607	Ps.	18,813,454	Ps.	3,866,407	Ps.	1,812,523	Ps.	1,759,784
Deferred revenues		9,041,137		8,153,287		897,762		2,202,413		(688,767)
Tax losses carry forward		33,954,926		33,314,653		2,236,244		5,571,115		1,202,546
Property, plant and equipment (1)		(33,445,815)		(18,840,025)		3,990,750		8,016,244		1,696,734
Inventories		135,658		405,489		(2,394,485)		852,888		253,932
Licenses and rights of use (1)		(3,668,389)		(2,630,583)		344,729		480,502		229,244
Employee benefits		40,246,031		36,662,123		422,473		(354,802)		(6,148,504)
Other		13,520,684		22,537,353		2,833,424		(3,545,542)		3,150,479

Net deferred tax assets	Ps.	77,822,839	Ps.	98,415,751

Deferred tax expense in net profit for the year					Ps.	12,197,304	Ps.	15,035,341	Ps.	1,455,448
Deferred tax discontinued operations						94,710		4,731,603		1,808,298

(1)	As of December 31, 2021 and 2022, the balance included the effects of hyperinflation and revaluation of telecommunications towers.
Reconciliation of deferred tax assets and liabilities, net:

	2020		2021		2022
Opening balance as of January 1,	Ps.	88,074,856	Ps.	66,303,077	Ps.	77,822,839
Deferred tax benefit		12,292,014		19,623,461		1,455,448
Translation effect		375,105		(727,099)		(1,644,500)
Deferred tax benefit recognized in OCI		(26,472,481)		(4,176,197)		10,985,695
Deferred taxes acquired in business combinations		(2,580,552)		—		(11,571)
Hyperinflationary effect in Argentina		(5,385,865)		(3,540,962)		(942,751)
Disposals (Note 2Ac)				(1,203,203)		(3,856,459)
Spin Off		—		—		14,607,050
Related discontinued operation		—		1,543,762		—

Closing balance as of December 31,	Ps.	66,303,077	Ps.	77,822,839	Ps.	98,415,751

Presented in the consolidated statements of financial position as follows:
Deferred income tax assets	Ps.	115,370,240	Ps.	127,287,934	Ps.	128,717,811
Deferred income tax liabilities		(49,067,163)		(49,465,095)		(30,302,060)

	Ps.	66,303,077	Ps.	77,822,839	Ps.	98,415,751

The deferred tax assets are in tax jurisdictions in which the Company considers that based on financial projections of its cash flows, results of operations and synergies between subsidiaries, will generate sufficient taxable income in subsequent periods to utilize or realize such assets.
The Company does not recognize a deferred tax liability related to the undistributed earnings of its subsidiaries, because it currently does not expect these earnings to be taxable or to be repatriated in the near future. The Company’s policy has been to distribute the profits when it has paid the corresponding taxes in its home jurisdiction and the tax can be accredited in Mexico. The temporary differences associated with investments in the Group’s subsidiaries, associate and joint venture, for which a deferred tax liability has not been recognized in the periods presented, aggregate to Ps 218,859,473 and Ps. 187,830,823 as of December 31, 2021 and 2022, respectively.

At December 31, 2021 and 2022, the balance of the contributed capital account (“CUCA”) is Ps. 612,351,412 and Ps. 654,631,901 respectively. Effectively, on January 1, 2014, the
Cuenta de Utilidad Fiscal Neta
(“CUFIN”) is computed on an América Móvil’s stand-alone basis. The balance of the América Móvil’s stand-alone basis CUFIN amounted to Ps. 431,249,107 and Ps. 533,076,863as of December 31, 2021 and 2022, respectively.
During 2021, America Móvil sold 100% of its participation in Tracfone Wireless, Inc (Tracfone), virtual operator of the most important mobile prepaid services in USA to Verizon Communications Inc. (“Verizon”), tax prof it
of this transaction was Ps. 93,968,555.
ii) Significant foreign income tax matters
a)
Results of operations
The foreign subsidiaries determine their taxes on profits based on their individual taxable income, in accordance with the specific tax regimes of each country.
The effective income tax rate for the Company’s foreign jurisdictions was 16.2% in 2020, 19.3% in 2021 and 17.4% in 2022. The statutory tax rates in these jurisdictions vary, although many approximate 10% to 35%. The primary difference between the statutory rates and the effective rates in 2020, 2021 and 2022 was attributable to dividends received from KPN, other non-deductible items, non-taxable income and tax recoveries in Brazil and registry of benefits related to tax losses credits in Brazil and Impairment related to subsidiaries in Europe.
a.1
) In 2021, The Brazilian Federal Supreme Court’s (STF) ruled in favor of a third party’ thesis related to the unconstitutionality of incidence of the IRPJ (Income Tax in Brazil) and CSLL (Social Contribution over Net Profit in Brazil) on the amounts corresponding to the SELIC (Special settlement and custody system) rate received for repetition of the tax that should not be applicable, such thesis being similar to the thesis filed by subsidiaries of the Company in Brazil.
Given the more likely than not position of success of this lawsuit as consequence of the decision, with general repercussion, of the STF, Brazil updated its analysis, support documentation and forecast and recorded Ps. 2,647,919 (R$703,761) of which Ps. 2,076,594 (R$551,915) represent an excess on deferred IRPJ and CSLL and Ps. 571,325 (R$151,846) represent an excess on current IRPJ and CSLL. The subsidiaries are waiting for the necessary procedural steps to continue, to start the compensation of such amounts.
a.2)
In 2020,Claro S.A. began to use the tax benefit related to the ICMS Grant on TV based on Complementary Law 160/2017 and art. 30 of Law 12,973, as well as in recent interpretations on the subject, investment grants are not computed in determining actual profit in the amount of Ps. 1,721,453 (R$411,336). In 2021 the tax benefit was Ps. 1,431,164 (R$380,373) and 2022 Ps.1,163,081 (R$297,880).
iii)     Tax losses
a) At December 31, 2022, the available tax loss carryforwards recorded in deferred tax assets are as follows on a country by country basis:

Country	Gross balance of available tax loss carryforwards at December 31, 2022		Tax-effected loss carryforward benefit
Brazil	Ps.	72,498,097	Ps.	24,649,353
Mexico		26,969,956		8,090,987
Europe		1,882,415		470,604
Peru		345,697		103,709

Total	Ps.	101,696,165	Ps.	33,314,653

b)
The tax loss carryforwards in the different countries in which the Company operates have the following terms and characteristics:
bi)
The Company has accumulated Ps. 72,498,097 in net operating loss carryforwards (NOL’s) in Brazil as of December 31, 2022. In Brazil, there is no expiration of the NOL’s. The NOL´s amount used against taxable income in each year may not exceed 30% of the taxable income for such year.
The Company believes that it is more likely than not that the accumulated balances of its net deferred tax assets are recoverable, based on the positive evidence of the Company to generate future taxable income related to the same taxation authority which will result in taxable amounts against which the available tax losses can be utilized before they expire.
bii)
The Company has accumulated Ps. 26,969,956 in tax losses in Mexico. The company estimates that there is positive evidence that allows it to use these losses, these should be reduced to the extent that it is considered likely that there will not
be sufficient taxable profits to allow them to recover in full or in part, the losses will only be compensated when there is a right legally required and are approved by the tax authorities in Mexico.
biii)
The Company has accumulated Ps. 1,882,415 in NOL’s in Europe as of December 31, 2022. In Europe, the NOL´s have no expiration, but its annual usage is limited to 75% of the taxable income of the year. The realization of deferred tax assets is dependent upon the expected generation of future taxable income during the periods in which these temporary differences become deductible.
biv)
The Company has tax losses reserved as of December 31 2022 for an amount of Ps. 14,701,405, which correspond to Telmex and Brazil.
iv)     Optional regime
The Mexican Tax Law establishes an optional regime for group companies called: Optional Regime for Groups of Companies. For these purposes, the integrating (controlling) company must own more than 80% of the shares with voting rights of the integrated (controlled) companies. In general terms, the Integration regime allowed deferral, for each of the companies that make up the group, and for up to three years, or sooner if certain assumptions are made, the whole of the income tax that results from considering the determination of the individual income tax to its charge is the effect derived from recognizing, indirectly, the tax losses incurred by the companies in the group for the year in question.
On December 19, 2019, the integrating company submitted to the Mexican tax authorities, the notice to end to belong under the Optional Regime for Groups of Companies, which implied a payment made in January 2020 related to the deferred income tax for the years 2016-2018. From the year 2020, the group is taxable under the General Regime for Legal Persons.
vi) Limiting interest deductions
The Mexican Tax Law establishes since 2020 new rules related to the limit on interest deductions, in concordance with the action 4 of Base Erosion and Profit Shifting (BEPS) project issued by the Organization for Economic Co-operation and Development (OECD), from which Mexico is member.
In general terms, each Mexican companies should calculate an adjusted Tax EBITDA, whose amount times the corporate income tax, will be the interest limit allowed to be deducted in each tax year. It is important to mention that the amount that was not deductible could be carryforward in the following ten years.
vi) Revaluation of telecommunications towers
Deferred taxes related to the revaluation of the passive infrastructure of the telecommunications towers have been calculated at the tax rate of the jurisdiction in which the subsidiaries are located.